Note 8 - Stock Options - Number & Weighted Average Exercise Price (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Outstanding at beginning of year (in shares)	1,235	1,746
Outstanding at beginning of year (in dollars per share)	$ 0.83	$ 0.68
Granted at price = market value (in shares)	34	24
Granted at price = market value (in dollars per share)	$ 4.40	$ 1.15
Granted at price > market value (in shares)
Granted at price > market value (in dollars per share)
Exercised (in dollars per share)	$ 0.81	$ 0.37
Forfeited (in shares)
Forfeited (in dollars per share)
Expired (in shares)		(84)
Expired (in dollars per share)		$ 0.22
Outstanding at end of year (in shares)	975	1,235
Outstanding at end of year (in dollars per share)	$ 0.96	$ 0.83
Options exercisable at end of year (in shares)	917	1,172
Options exercisable at end of year (in dollars per share)	$ 0.84	$ 0.84